THE GKM FUNDS

FILED VIA EDGAR

September 29, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The GKM Funds
File Nos. 811-10529 and 333-71402

Ladies and Gentlemen:

On behalf of The GKM Funds (“Registrant”), attached for filing is Post-Effective Amendment No. 9 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on December 1, 2010 pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at (513) 587-3406 with questions or comments concerning this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary